Condensed financial information of the parent company - Condensed balance sheets - Additional information (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Mar. 12, 2021
Statements
Treasury shares	19,789,656	7,721,582
Class A ordinary shares
Statements
Ordinary shares par value	$ 0.0001	$ 0.0001
Ordinary shares authorized	535,052,809	535,052,809
Ordinary shares issued	452,898,177	452,898,177
Ordinary shares outstanding	433,108,521	445,176,595
Class B ordinary shares
Statements
Ordinary shares par value	$ 0.0001	$ 0.0001
Ordinary shares authorized	73,973,970	73,973,970
Ordinary shares issued	73,973,970	73,973,970	73,973,970
Ordinary shares outstanding	73,973,970	73,973,970	73,973,970
Parent Company | Reportable legal entities
Statements
Treasury shares	19,789,656	7,721,582
Parent Company | Reportable legal entities | Class A ordinary shares
Statements
Ordinary shares par value	$ 0.0001	$ 0.0001
Ordinary shares authorized	535,052,809	535,052,809
Ordinary shares issued	452,898,177	452,898,177
Ordinary shares outstanding	433,108,521	445,176,595
Parent Company | Reportable legal entities | Class B ordinary shares
Statements
Ordinary shares par value	$ 0.0001	$ 0.0001
Ordinary shares authorized	73,973,970	73,973,970
Ordinary shares issued	73,973,970	73,973,970
Ordinary shares outstanding	73,973,970	73,973,970